Summary of Significant Accounting Policies (Details Textual) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Significant Accounting Policies [Line Items]
Research and Development Expense	$ 3,782,185	$ 5,443,105	$ 9,784,884	$ 6,942,648
Depreciation	10,952	9,418	$ 21,044	17,257
Patents [Member]
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Assets, Remaining Amortization Period			22 years
Amortization of Intangible Assets	$ 762	$ 773	$ 1,509	$ 1,528